UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   9/30/99

Check her if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Kunath Karren Rinne & Atkin, Inc.
Address:	1000 Second Avenue, Suite 4000
		Seattle, WA  98104-1054

13 F File Number:   28-2275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of the form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Pamela L. Klute
Title:		Client Relations
Phone:		206-621-7400

Signature, Place, and Date of Signing:

Pamela L. Klute	Seattle, Washington		October 13, 1999


Report Type (Check only one.):

[ X ]		13F 	HOLDINGS REPORT.

[   ] 		13F NOTICE.

[   ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		62

Form 13F Information Table Value Total:		$50,287,000





List of Other Included Managers:

No.	13F File Number		Name
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE
SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -----
--- --------
ALBERTSON'S                    COM              013104104      970    24525 SH       SOLE                    24525
ALTERA CORP                    COM              021441100      728    16780 SH       SOLE                    16780
AMERICAN EXPRESS               COM              025816109     1316     9750 SH       SOLE                     9750
ANHEUSER BUSCH                 COM              035229103     1014    14475 SH       SOLE                    14475
AT&T CORP                      COM              001957109      621    14275 SH       SOLE                    14275
BAXTER INT'L INC               COM              071813109     1338    22200 SH       SOLE                    22200
BIOMET INC.                    COM              090613100      695    26400 SH       SOLE                    26400
BIOVAIL CORP                   COM              09067K106      345     6800 SH       SOLE                     6800
CALPINE                        COM              131347106      391     4600 SH       SOLE                     4600
CARNIVAL CORP                  COM              143658102     1396    32100 SH       SOLE                    32100
CELL THERAPEUTICS              COM              150934107       91    40300 SH       SOLE                    40300
CENDENT                        COM              151313103     1251    70475 SH       SOLE                    70475
CHASE MANHATTAN CORP           COM              16161a108     1251    16600 SH       SOLE                    16600
COMAIR HOLDINGS                COM              199789108      252    15100 SH       SOLE                    15100
CORNING INC                    COM              219350105      754    11000 SH       SOLE                    11000
DANA CORP                      COM              235811106     1145    30850 SH       SOLE                    30850
DANAHER CORP                   COM              235851102     1014    19250 SH       SOLE                    19250
E.W.BLANCH                     COM              093210102      586     9000 SH       SOLE                     9000
ELECTRONICS FOR IMAGING        COM              286082102      651    12665 SH       SOLE                    12665
EMC CORP                       COM              268648102      407     5700 SH       SOLE                     5700
EMERITUS CORP                  COM              291005106      224    29600 SH       SOLE                    29600
FEDERAL NATL MTG               COM              313586109      547     8730 SH       SOLE                     8730
GATEWAY 2000                   COM              367626108      392     8900 SH       SOLE                     8900
GENERAL ELEC CO                COM              369604103      545     4600 SH       SOLE                     4600
GENERAL MOTORS                 COM              370442105      608     9665 SH       SOLE                     9665
GEOTELE.COM (TRANSCO)          COM              373669100       35    11000 SH       SOLE                    11000
GM CLASS H                     CLASS H          370442501     1414    24700 SH       SOLE                    24700
HARLEY DAVIDSON                COM              412822108     1073    21425 SH       SOLE                    21425
HOUSEHOLD INT'L                COM              441815107      360     8975 SH       SOLE                     8975
ILLINOIS TOOL WKS              COM              452308109     1402    18800 SH       SOLE                    18800
INTEL CORP                     COM              458140100     1373    18475 SH       SOLE                    18475
INTIMATE BRANDS                COM              461156101     1167    29967 SH       SOLE                    29967
JACOBS (JAY) INC               COM              469816201        2    44513 SH       SOLE                    44513
JEFFERSON PILOT                COM              475070108      458     7250 SH       SOLE                     7250
JOHNSON CTLS INC               COM              478366107     1228    18525 SH       SOLE                    18525
LABOR READY                    COM              505401208      122    12150 SH       SOLE                    12150
LEXMARK INT'L GRP              COM              529771107     1494    18560 SH       SOLE                    18560
MBNA CORP                      COM              55262L100     1120    49075 SH       SOLE                    49075
MC DONALD'S                    COM              580135101     1503    34750 SH       SOLE                    34750
MCGRAW-HILL                    COM              580645109      793    16400 SH       SOLE                    16400
MERCK & CO INC COM             COM              589331107      648    10000 SH       SOLE                    10000
MICROSOFT CORP                 COM              594918104      663     7325 SH       SOLE                     7325
MOTOROLA, INC.                 COM              620076109     1446    16435 SH       SOLE                    16435
NEXTEL COMMUN.                 COM              65332v103     1863    27480 SH       SOLE                    27480
OPTICAL COATING                COM              683829105      405     4400 SH       SOLE                     4400
ORACLE SYSTEMS CORP            COM              68389x105      364     8000 SH       SOLE                     8000
PERMIAN BASIN PTY TR UBI       UNIT BEN INT     714236106      270    46000 SH       SOLE                    46000
PLUM CREEK TIMBER DEPOSITARY U DP UNIT          729237107      204     6500 SH       SOLE                     6500
POTLATCH CORP                  COM              737628107      342     8314 SH       SOLE                     8314
ROYAL DUTCH PETE               NY GUILD         780257804     1442    24420 SH       SOLE                    24420
S&P DEPOSITORY RECEIPTS        DP RECEIPT       78462f103      707     5492 SH       SOLE                     5492
SBC COMMUNIC.                  COM              78387g103      549    10750 SH       SOLE                    10750
SCHERING PLOUGH CORP COM       COM              806605101      222     5100 SH       SOLE                     5100
SHAW INDUSTRIES                COM              820286102      230    14510 SH       SOLE                    14510
SLM HOLDING CORP               COM              78442a109      569    13225 SH       SOLE                    13225
SOUTHWEST AIR                  COM              844741108      771    50775 SH       SOLE                    50775
SUN MICROSYS.                  COM              866810104     1646    17700 SH       SOLE                    17700
TANDY CORP.                    COM              875382103     1894    36650 SH       SOLE                    36650
TJX CORP                       COM              872540109     1337    47650 SH       SOLE                    47650
TYCO INT'L.                    COM              902124106     2034    19700 SH       SOLE                    19700
VAXGEN                         COM              922390208      175    12000 SH       SOLE                    12000
WEYERHAEUSER CO                COM              962166104      425     7375 SH       SOLE                     7375